Financial Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Summary Of Details About Financial Income Expenses Net

Details of financial income and expenses are as follows:

(In thousand Euros)	Note	December 31, 2025	December 31, 2024	December 31, 2023
Financial income
Fair value gain on financial investments		122	1,932	1,127
Fair Value of derivative		—	—	191
Other finance income		411	13	154
Total financial income		533	1,945	1,472
Financial expenses
Interest and fees on bank loans	12	16,097	19,957	13,791
Interest on leases	9	1,739	1,911	1,341
Fair value of derivative		55	101	—
Financial expenses from provisions update	16	29	1,669	—
Other finance costs		—	42	115
Total financial expenses		17,920	23,680	15,247

Summary Of Details About Other Finance Income Expense Net

(In thousand Euros)	December 31, 2025	December 31, 2024	December 31, 2023
Exchange differences	11,663	(4,044)	1,466
Total	11,663	(4,044)	1,466